RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
29. RELATED PARTY TRANSACTIONS

The remuneration of directors and executive officers is determined by the compensation committee of the Board of Directors. The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Officer salaries and short-term benefits	$6,405	$1,463
Share based payment expense	3,173	1,799
Directors fees	553	522
Severance payments	1,461	1,624
	$11,592	$5,408

Related party transactions are measured at the exchange amount which is the consideration agreed to between the parties.